Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Schedule of accounts receivable, net
	As of December 31,
	2024	2025	2025
	S$	S$	US$
Accounts receivable	139,341	887	690
Less: Allowance for credit losses	(1)	-	-
Accounts receivable, net	139,340	887	690

Schedule of movement in allowance for credit losses	Movement in allowance for credit losses:
	As of December 31,
	2024	2025	2025
	S$	S$	US$
Beginning of the year	-	1	1
Charge for the year	1	-	-
Reverse for the year	-	(1)	(1)
End of the year	1	-	-